Annual Total Returns[BarChart] - Federated Hermes Fund for U S Government Securities - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.41%	2.61%	(1.99%)	5.17%	0.63%	1.41%	1.64%	0.03%	5.86%	3.73%